STOCKHOLDERS' EQUITY (Details 8) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Warrant Issued [Line Items]
Number of outstanding warrants, Beginning	10,013,504	7,603,795
Number of outstanding warrants, Issued in a private placement		2,490,000
Number of outstanding warrants, Exercised		(80,291)
Number of outstanding warrants, Ending	10,013,504	10,013,504	7,603,795
Weighted Average Exercise Price, Beginning	$ 1.00	$ 0.91
Weighted Average Exercise Price, Issued in a private placement		$ 1.25
Weighted Average Exercise Price, Exercised		$ 0.49
Weighted Average Exercise Price, Ending	$ 1.00	$ 1.00	$ 0.91
Weighted Average Life (years)	3 years 14 days	4 years 14 days	4 years 10 months 13 days
Weighted Average Life (years), Issued in a private placement		4 years 6 months 29 days
Weighted Average Life (years), Exercised		5 years 1 month 13 days